UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: CORBY ASSET MANAGEMENT, LLC
Address: 10 High Street Suite 600
Boston, MA 02110

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Street
Title: Partner
Phone: 617-406-0220

Signature, Place, and Date of Signing:

Jennifer Street Boston, Massachusetts November 14, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.






Form 13F File Number Name 28-

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $19,028
						(thousands)

List of Other Included Managers:


NONE
FORM 13F INFORMATION TABLE

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)	(ITEM 6)	(ITEM 7)	(ITEM 8)
NAME OF ISSUER	TITLE OF CLASS	CUSIP	"VALUE
(x$1000)"	SH/PRN	"INVESTMENT
DISCRETION"	OTHER MANAGERS	VOTING AUTHORITY
							SOLE	SHARED	NONE
AMERICAN CAPITAL AGENCY CORP	COM	02503X105	495	14311 SH	SOLE 		14311	0	0
ANNALY CAP MGMT INC	COM	035710409	455	27041 SH	SOLE 		27041	0	0
ALPS ETF TR ALERIAN MLP ETF	ALERIAN MLP	00162Q866
1432	86397 SH	SOLE 		86397	0	0
ALTRIA GROUP INC	COM	02209S103	275	8248 SH	SOLE 		8248	0	0
APACHE CORP 	PFD CONV SER D	037411808	488	9999 SH	SOLE 		9999	0	0
APPLE INC	COM	037833100	584	875 SH	SOLE 		875	0	0
BAYTEX ENERGY CORP 	COM	07317Q105	1426	30062 SH	SOLE 		30062	0	0
COCA COLA CO	COM	191216100	561	14790 SH	SOLE 		14790	0	0
COLGATE PALMOLIVE CO	COM	194162103	300	2802 SH	SOLE 		2802	0	0
COLUMBIA SELIGMAN PREM TECHNOLOGY GROWTH FUND	COM	19842X109
	624	39131 SH	SOLE 		39131	0	0
EXXON MOBIL CORP	COM	30231G102	1285	14056 SH	SOLE 		14056	0	0
FIRST TR / ABERDEEN GLOBAL OPPORTUNITY INCOME FD	COM SHS
337319107	820	43990 SH	SOLE 		43990	0	0
GAMCO GLOBAL GOLD NAT RES & INCOME 	SH BEN INT	36465A109
	1091	75748 SH	SOLE 		75748	0	0
GENERAL ELECTRIC CO	COM	369604103	540	23759 SH	SOLE 		23759	0	0
GOLDCORP INC NEW	COM	380956406	640	13950 SH	SOLE 		13950	0	0
H & Q LIFE SCIENCES INVESTORS	SH BEN INT	404053100	44	3022 SH	SOLE 		3022	0	0
HATTERAS FINANCIAL CORP.	COM	41902R103	389	13802 SH	SOLE 		13802	0	0
LILLY ELI & CO	COM	532457108	284	6000 SH	SOLE 		6000	0	0
MARKET VECTORS ETF TR GOLD MINERS ETF FD	GOLD MINER ETF
57060U100	289	5388 SH	SOLE 		5388	0	0
MFA FINANCIAL INC REIT	COM	55272X102	466	54770 SH	SOLE 		54770	0	0
MORGAN STANLEY EMERGING MKTS DOMESTIC DEBT	COM	617477104
	1352	82065 SH	SOLE 		82065	0	0
NEWMONT MINING CORP	COM	651639106	589	10515 SH	SOLE 		10515	0	0
PHILIP MORRIS INTL INC COM	COM	718172109	678	7536 SH	SOLE 		7536	0	0
PPL CORP	COM	69351T106	457	15726 SH	SOLE 		15726	0	0
RAYONIER INC	COM	754907103	1410	28768 SH	SOLE 		28768	0	0
REDWOOD TRUST INC	COM	758075402	391	27067 SH	SOLE 		27067	0	0
STAR SCIENTIFIC INC	COM	85517P101	43	12500 SH	SOLE 		12500	0	0
SPDR GOLD TRUST	GOLD SHS	78463V107	778	4527 SH	SOLE 		4527	0	0
SPROTT PHYSICAL GOLD TRUST 	UNIT	85207H104	476	31290 SH	SOLE 		31290	0	0
WISDOMTREE TR JAPAN SMALLCAP DIVIDEND FUND	JP SMALLCP DIV
97717W836	367	8672 SH	SOLE 		8672	0	0